Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit before income tax
Net effect from recognition of deferred net revenues	$ 41,942	$ 10,052	$ 22,231
Depreciation and amortization	(6,854)	(6,181)	(6,276)
Finance income	3,423	3,715	5,248
Finance expenses	(443)	(7,558)	(4,047)
Share-based payments expense	(609)	(1,278)	(2,032)
Impairment loss on trade receivables and loans receivable	(9)	(22)	(5,919)
Change in fair value of share warrant obligation and other financial instruments	4,384	913	10,946
Share of loss of equity-accounted associates	(3,799)	(7,524)	(515)
Other operating income	2,119	2,232	2,053
Profit before income tax	74,696	30,043	49,994
Reportable segments
Profit before income tax
Management EBITDA	60,253	49,894	43,975
All other segments
Profit before income tax
Management EBITDA	$ (25,711)	$ (14,200)	$ (15,670)